OTHER NON-CURRENT LIABILITIES (Other non-current liabilities) (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Subclassifications of assets, liabilities and equities [abstract]
Employee benefit obligation - Statutory severance and pre-notice (a)	$ 42,127	$ 42,931	$ 19,889
Employee benefit obligation - Defined contribution plan (b)	3,383	3,742
Provisions (c)	10,707	13,189	$ 12,240
Other non-current liabilities	$ 56,217	$ 59,862